Income tax expense - Summary of reconciliation between the Groups actual tax charge and statutory income tax rate (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax	¥ (3,069,043)	$ (470,351)	¥ (676,034)	¥ (464,993)
Tax credits calculated at statutory tax rate of 25%	(767,261)		(169,009)	(116,248)
Effects of preferential tax rates	18,900		37,139	44,728
Expenses not deductible for income tax purpose	722,458		101,536	44,926
Super deduction of research and development expenses	(8,390)		(6,273)	(4,279)
Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	34,293		36,607	30,873
Income tax expense	¥ 0		¥ 0	¥ 0